Stockholders' Deficiency (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended												201 Months Ended	210 Months Ended	9 Months Ended										3 Months Ended			9 Months Ended	12 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended		6 Months Ended	9 Months Ended			9 Months Ended				3 Months Ended	9 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jul. 31, 2006	Jul. 31, 2005	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2001	Jul. 31, 2012	Apr. 30, 2013	Apr. 30, 2013 Warrant One [Member]	Apr. 30, 2013 Warrant Two [Member]	Apr. 30, 2013 Warrant Three [Member]	Apr. 30, 2013 Warrant Four [Member]	Apr. 30, 2013 Warrant Five [Member]	Apr. 30, 2013 Warrant Six [Member]	Apr. 30, 2013 Warrant [Member]	Jul. 31, 2012 Warrant [Member]	Jul. 31, 2011 Warrant [Member]	Feb. 02, 2012 Investment Rights Liability Stock [Member]	Jul. 31, 2012 Series A Convertible Preferred Stock [Member]	Sep. 30, 2011 Series A Convertible Preferred Stock [Member]	Jul. 31, 2011 Series A Convertible Preferred Stock [Member]	Apr. 30, 2013 Series A Convertible Preferred Stock [Member]	Jul. 31, 2012 Series A Convertible Preferred Stock [Member]	Jul. 08, 2011 Series A Convertible Preferred Stock [Member]	Jul. 31, 2012 Series B Convertible Preferred Stock [Member]	Jan. 31, 2012 Series B Convertible Preferred Stock [Member]	Apr. 30, 2013 Series B Convertible Preferred Stock [Member]	Jul. 31, 2012 Series B Convertible Preferred Stock [Member]	Oct. 31, 2011 Series B Convertible Preferred Stock [Member]	Jul. 31, 2011 Series B Convertible Preferred Stock [Member]	Apr. 30, 2013 Series B Convertible Preferred Stock [Member] Maximum [Member]	Apr. 30, 2013 Series B Convertible Preferred Stock [Member] Minimum [Member]	Jan. 31, 2013 Series C Convertible Preferred Stock [Member]	Apr. 30, 2013 Series C Convertible Preferred Stock [Member]	Jul. 31, 2012 Series C Convertible Preferred Stock [Member]	Oct. 31, 2011 Series C Convertible Preferred Stock [Member]	Apr. 30, 2013 Series C Convertible Preferred Stock [Member] Maximum [Member]	Apr. 30, 2013 Series C Convertible Preferred Stock [Member] Minimum [Member]	Apr. 30, 2013 Series D Convertible Preferred Stock [Member]	Jul. 31, 2012 Series D Convertible Preferred Stock [Member]	Jul. 31, 2012 Common Stock [Member]	Apr. 30, 2013 Common Stock [Member]	Apr. 30, 2013 Warrant Agreement Date March 2008 [Member]	Apr. 30, 2013 Warrant Agreement Date August 2012 [Member]	Apr. 30, 2013 Warrant Agreement Date July 2011 [Member]	Apr. 30, 2013 Warrant Agreement Date February 2012 [Member]	Apr. 30, 2013 Warrant Agreement Date December 2012 [Member]
Common stock, shares authorized			1,500,000,000		750,000,000	750,000,000											750,000,000	1,500,000,000
Convertible preferred stock, shares authorized																																		5,500	2,000	2,000	2,000	2,000	0	0				750	0	750			750	0
Convertible preferred stock, par value (in dollars per share)																																		$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000				$ 1,000	$ 1,000	$ 1,000			$ 1,000	$ 1,000
Convertible preferred stock, shares issued																																		2,575	1,490	2,000	0	1,490	0	0				0	0	750			531	0
Incremental Common Shares Attributable to Conversion of Preferred Stock			6,129,666																												17,166,666	17,166,666				13,333,333	13,333,333
Convertible Preferred Stock Conversion Price																															$ 0.15					$ 0.15
Preferred Stock, Dividend Rate, Percentage																																	9.00%				9.00%	9.00%
Additional Preferred Stock Dividend Rate Percentage																																	3				300	3						300
Conversion of Preferred Stock		$ 0			$ 0							$ 0																					$ 270				$ 11,207,750	$ 270					$ 6,664,863
Conversion of Stock, Amount Converted																																	1,000					1,000						1,000
Percentage Of Unpaid Dividend																																	18.00%					18.00%
Increased Preferred Stock Dividend Rate Percentage																																	18.00%					18.00%						9.00%
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants																																	2,575,000											18
Accrued Make Whole Payments on Convertible Preferred Stock			143,370		402,300	347,490											402,300	143,370																									202,500
Balance at July 31, 2012 - Derivative warrant liability																										4,081,627	8,745,508	2,000,000																					762,355
Conversion of Preferred Stock (in shares)		2,575										0																	17,166,666						3,400,001																6,129,666	11,207,750
Discounted Rate Of Preferred Stock																																	100.00%
Preferred Stock, Value, Outstanding																													1,287,000				1,287,000
Accounts Payable and Accrued Liabilities																													347,490				347,490		402,300			402,300
Preferred Stock Holder Whole Payment																																		695,250	540,000			540,000
Dividends, Preferred Stock, Stock																														12,383
Number of Shares To be Purchased					74,264,078												74,264,078		124,933,402	6,041,893	27,272,720	7,524,145	24,565,367	24,999,999	112,778,485	215,337,526	80,234,017																	9,375,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			0.08															0.08	0.03	0.03	0.03	0.03	0.08	0.03	0.19																			0.08
Investment Warrants Expiration Date																			Mar. 31, 2016	Jul. 11, 2013	Sep. 30, 2016	Feb. 02, 2017	Aug. 10, 2017	Dec. 10, 2017
Accrued Make Whole Payments on Convertible Preferred Stock (see Note 10)			143,370		402,300	347,490											402,300	143,370																									202,500
Stock price at period end date			$ 0.026		$ 0.093												$ 0.093	$ 0.026
Warrants Price Protection Provisions																																																					The Company's issuance of the following securities will not trigger the price protection provisions of the warrants described above that were issued in connection with the March 2008 private placement: (a) shares of common stock or standard options to the Company's directors, officers, employees or consultants pursuant to a board-approved equity compensation program or other contract or arrangement up to an aggregate amount of 5,608,926, representing 5% of the common stock issued and outstanding immediately prior to March 31, 2008): (b) shares of common stock issued upon the conversion or exercise of any security, right or other instrument convertible or exchangeable into common stock (or securities exchangeable into common stock) issued prior to March 31, 2008; (c) the shares of common stock issued upon exercise of the warrants issued in March 2008; and (d) shares of common stock and warrants in connection with strategic alliances, acquisitions, mergers, and strategic partnerships, the primary purpose of which is not to raise capital, and which are approved in good faith by the Company's board of directors (up to an aggregate number of 11,217,852, representing 10% of the shares of common stock issued and outstanding immediately prior to March 31, 2008). On December 10, 2012, the Company's triggering of the price protection features of the warrants that were issued in March 2008 resulting in a decrease of the exercise price from $0.08 to $0.03 per share and an increase in the number of warrants from 64,653,492 to 172,409,312.	The Company's issuance of the following securities will not trigger the price protection provisions of the warrants issued on August 10, 2012: (I)(a) shares of common stock or options to employees, officers or directors of the Company pursuant to any stock or option plan duly adopted for such purpose, by a majority of the non-employee members of the Board of Directors or a majority of the members of a committee of non-employee directors established for such purpose, (b) shares of common stock issued to the vendors identified in Securities Purchase Agreement dated August 8, 2012, in the periodic amounts set forth therein, (c) securities upon the exercise or exchange of or conversion of any Securities issued under the Securities Purchase Agreements dated July 8, 2011, January 31, 2012 and August 8, 2012 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on August 8, 2012, provided that such securities have not been amended since the date of this Agreement to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities, and (d) securities issued pursuant to acquisitions or strategic transactions approved by a majority of the disinterested directors of the Company, provided that any such issuance shall only be to a person (or to the equityholders of a person) which is, itself or through its subsidiaries, an operating company or an owner of an asset in a business synergistic with the business of the Company and shall provide to the Company additional benefits in addition to the investment of funds, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities. On December 10, 2012, the triggering of the price protection features of the warrants that were issued in August 2012 resulted in a decrease of the exercise price from $0.08 to $0.03 per share and an increase in the number of warrants from 9,375,000 to 24,999,998.	The Company's issuance of the following securities will not trigger the price protection provisions of the warrants issued on July 8, 2011: (I)(a) shares of common stock or options to employees, officers or directors of the Company pursuant to any stock or option plan duly adopted for such purpose, by a majority of the non-employee members of the Board of Directors or a majority of the members of a committee of non-employee directors established for such purpose, (b) shares of common stock issued to the vendors identified in Securities Purchase Agreement dated July 8, 2011, in the periodic amounts set forth therein, (c) securities upon the exercise or exchange of or conversion of any Securities issued under the Securities Purchase Agreement dated July 8, 2011 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on July 8, 2011, provided that such securities have not been amended since the date of this Agreement to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities, and (d) securities issued pursuant to acquisitions or strategic transactions approved by a majority of the disinterested directors of the Company, provided that any such issuance shall only be to a person (or to the equityholders of a person) which is, itself or through its subsidiaries, an operating company or an owner of an asset in a business synergistic with the business of the Company and shall provide to the Company additional benefits in addition to the investment of funds, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities. On December 10, 2012, the triggering of the price protection features of the warrants that were issued in July 2011 resulted in a decrease of the exercise price from $0.08 to $0.03 per share and an increase in the number of warrants from 6,249,995 to 16,666,653.	The Company's issuance of the following securities will not trigger the price protection provisions of the warrants issued on February 2, 2012: (I)(a) shares of common stock or options to employees, officers or directors of the Company pursuant to any stock or option plan duly adopted for such purpose, by a majority of the non-employee members of the Board of Directors or a majority of the members of a committee of non-employee directors established for such purpose, (b) shares of common stock issued to the vendors identified in Securities Purchase Agreement dated January 31, 2012, in the periodic amounts set forth therein, (c) securities upon the exercise or exchange of or conversion of any Securities issued under the Securities Purchase Agreements dated July 8, 2011 and January 31, 2012 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on February 2, 2012, provided that such securities have not been amended since the date of this Agreement to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities, and (d) securities issued pursuant to acquisitions or strategic transactions approved by a majority of the disinterested directors of the Company, provided that any such issuance shall only be to a person (or to the equityholders of a person) which is, itself or through its subsidiaries, an operating company or an owner of an asset in a business synergistic with the business of the Company and shall provide to the Company additional benefits in addition to the investment of funds, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities. On December 10, 2012, the triggering of the price protection features of the warrants that were issued in February 2012 resulted in a decrease of the exercise price from $0.08 to $0.03 per share and an increase in the number of warrants from 24,999,999 to 66,666,664.	The Company's issuance of the following securities will not trigger the price protection provisions of the warrants issued on December 10, 2012: (I)(a) shares of common stock or options to employees, officers or directors of the Company pursuant to any stock or option plan duly adopted for such purpose, by a majority of the non-employee members of the Board of Directors or a majority of the members of a committee of non-employee directors established for such purpose, (b) shares of common stock issued to the vendors identified in Securities Purchase Agreement dated December 10, 2012, in the periodic amounts set forth therein, (c) securities upon the exercise or exchange of or conversion of any Securities issued under the Securities Purchase Agreements dated July 8, 2011, January 31, 2012, August 8, 2012 and December 10, 2012 and/or other securities exercisable or exchangeable for or convertible into shares of common stock issued and outstanding on December 10, 2012, provided that such securities have not been amended since the date of this Agreement to increase the number of such securities or to decrease the exercise price, exchange price or conversion price of such securities, and (d) securities issued pursuant to acquisitions or strategic transactions approved by a majority of the disinterested directors of the Company, provided that any such issuance shall only be to a person (or to the equityholders of a person) which is, itself or through its subsidiaries, an operating company or an owner of an asset in a business synergistic with the business of the Company and shall provide to the Company additional benefits in addition to the investment of funds, but shall not include a transaction in which the Company is issuing securities primarily for the purpose of raising capital or to an entity whose primary business is investing in securities.
Increase In Warrants																																																					64,653,492 to 172,409,312	9,375,000 to 24,999,998	6,249,995 to 16,666,653	24,999,999 to 66,666,664
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms					3 years 6 months 18 days
Net proceeds	725,000		1,450,000		1,975,000													17,755,000
Conversion of Stock, Shares Converted		2,575				2,575																							2,575						510
Stock Issued During Period Shares Warrant Exercised			26,023,461
Weighted Average Exercise Price Cashless Exercise			$ 0.03
Proceeds from exercise of warrants			780,704	30,000	30,000	0	1,574,062										45,728,281	46,508,985
Issuance of common stock for cashless warrant exercises (in shares)			29,184,675
Issuance of common stock for cashless warrant exercises			2,362,616
Options Forfeited or expired			(485,778)		(912,250)	(2,848,704)	0
Weighted Average Exercise Price Share Exercised			$ 0.001		$ 0.001	$ 0.001	$ 0
Issuance of common stock for stock option exercises			1,056		31,300	577		56,000	391,790	301,932	3,241,756		126,640	111,300	27,500	745,000
Decrease In Conversion Price Of Preffered Stock																																									$ 0.08	$ 0.03					$ 0.08	$ 0.03
Convertible preferred stock, shares outstanding																													1,287				1,287		1,490		0	1,490	0	0				0	0				531	0
Stock Issued During Period, Shares, Conversion of Units			2,240																																						26,393,333	9,897,500					21,666,666	8,125,000
Convertible Preferred Stock, Shares Issued upon Conversion																																					38,019,163						22,916,665						7,299,999
Stock Repurchase Program, Number of Shares Authorized to be Repurchased																																																	750
Warrants Issued																																																	24,999,999
Convertible Stock Conversion Price Per Share			$ 0.03
Preferred Stock Additional Dividend Rate Percentage																																																	0.30%
Preferred Stock Make Whole Payment																																																	270
Common Stock Issued For Make Whole Payment																																																	2,145,989
Convertible Preferred Stock Liability																																																	750,000
Issuance of common stock on conversion of convertible preferred stock (in shares)																																																	219
Preferred Stock Make Whole Payment Accrued																																																	$ 202,500
Preferred Stock, Dividend Payment Terms																																																	The dividend is payable quarterly on September 30, December 31, March 31 and June 30, beginning on December 31, 2012 and on each conversion date in cash, or at the Company's option, in shares of common stock.
Late Fee Payment Rate On Unpaid Dividend																																																	18.00%
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Outstanding Weighted Exercise Price					$ 0.33
Convertible Preferred Stock Percentage Of Interest																																			9.00%		9.00%	9.00%		9.00%